BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Interest earned on marketable securities held in Trust Account		$ 6,728		$ 15,330
Net income (loss)	$ (35,012)	(13,275,645)	$ 6,412,216	(6,863,429)
Less: Income attributable to shares subject to possible redemption		$ (6,728)		$ (15,330)
Basic and diluted weighted average shares outstanding	8,750,000
Basic and diluted net loss per common share	$ 0.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50		$ 11.50
Class A Common Stock
Interest earned on marketable securities held in Trust Account		$ 6,728		$ 15,330
Net income (loss)	$ 0	$ 6,728		$ 15,330
Basic and diluted weighted average shares outstanding		40,250,000		40,250,000
Basic and diluted net loss per common share		$ 0.00		$ 0.00
Class A Common Stock Subject to Redemption
Basic and diluted weighted average shares outstanding				35,013,969
Class B Common Stock
Net income (loss)	$ 0	$ (13,282,373)		$ (6,878,759)
Basic and diluted weighted average shares outstanding		10,062,500		9,982,735
Basic and diluted net loss per common share		$ (1.32)		$ (0.69)